Audit Information	12 Months Ended
Dec. 31, 2024
Auditor [Table]
Auditor Name	ONESTOP ASSURANCE PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of WiMi Hologram Cloud Inc. and its subsidiaries (collectively, the Company) as of December 31, 2024 and 2023, and the related consolidated statements of income and comprehensive income, shareholders’ equity, and cash flows, for each of the years in the three-year period ended December 31, 2024, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial positions of the Company as of December 31, 2024 and 2023, and the consolidated results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2024, in conformity with accounting principles generally accepted in the United States of America.